Taxation - Schedule of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Schedule of Income Tax Expense (Benefit) [Abstract]
Loss from continuing operations	$ (6,394)	$ (125,925)	[1]	$ 434,320	[1]
Loss from discontinued operations	55,810
Total income tax expense/(benefit)	49,416	(125,925)		434,320
Loss before income tax expense	$ (5,292,522)	$ (6,008,572)	[1]	$ (28,307,958)	[1]
Income tax statutory rate	20.00%	20.00%		20.00%
Income tax expense at statutory tax rate	$ (1,058,504)	$ (1,201,714)		$ (5,661,592)
Expenses not deductible for income tax purpose	14,847	91,198		92,781
Tax losses and other temporary differences for which no deferred tax assets were recognized, net	419,774	501,722		5,132,985
Effect of foreign tax rates	617,489	482,869		870,146
Income tax (benefit)/expense	$ (6,394)	$ (125,925)	[1]	$ 434,320	[1]

[1]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Beijing Wanjia and Handshake (Note 25) for the fiscal years ended December 31, 2024 and 2023.